UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2011

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                      USFS FUNDS
                                                     LIMITED DURATION
                                                     GOVERNMENT FUND
                                                     SEPTEMBER 30, 2011
                                                     (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.2%
DESCRIPTION                                      FACE AMOUNT     VALUE
--------------------------------------------     ----------- ------------
FEDERAL FARM CREDIT BANK (FFCB)
    2.750%, 05/16/17                         $     1,000,000  $ 1,010,835
    2.300%, 02/24/15                               2,000,000    2,014,178
    1.440%, 08/10/15                               2,000,000    2,002,020
FEDERAL HOME LOAN BANK (FHLB)
    3.400%, 02/15/18                                 500,000      503,879
    3.000%, 07/21/15 (A)                             500,000      500,600
    3.000%, 08/26/15 (A)                             500,000      498,642
    2.800%, 05/16/17                               4,000,000    4,009,508
    2.000%, 10/27/13 (A)                           1,000,000    1,000,818
    2.000%, 11/16/13 (A)                             500,000      500,958
    1.375%, 02/10/15                               2,000,000    2,001,702
    1.000%, 05/16/12 (A)                           1,000,000    1,005,242
    1.000%, 07/28/12 (A)                           1,000,000    1,000,352
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
    0.750%, 07/28/12 (A)                           4,000,000    4,000,340
    0.750%, 06/07/13                                 500,000      500,282
    0.600%, 06/28/13                               1,750,000    1,750,175
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    3.000%, 06/30/15                               2,450,000    2,465,281
    3.000%, 10/20/17                               1,950,000    1,974,022
    2.750%, 03/21/16                               2,000,000    2,021,216
    2.100%, 07/18/16                                 700,000      703,427
    2.000%, 08/25/12 (A)                             500,000      501,201
    1.250%, 08/06/12 (A)                           1,000,000    1,004,917
    0.850%, 05/18/12 (A)                             735,000      736,407
                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $31,732,190)                                         31,706,002
                                                             ------------

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- 22.0%
--------------------------------------------------------------------------------
SBA
    7.125%, 06/25/24                                 52,015        59,309
    7.100%, 02/01/17                                 10,542        11,686
    5.250%, 06/25/14 (B)                              1,960         2,024
    4.265%, 05/25/14 (B)                             87,546        87,950
    3.875%, 02/25/25 (B)                             31,099        33,666
    3.625%, 07/25/16 (B)                             21,899        22,320
    3.625%, 10/25/24 (B)                             16,579        17,894
    3.625%, 10/25/25 (B)                             25,552        27,377
    3.375%, 09/25/25 (B)                             25,783        26,925
    3.125%, 07/25/21 (B)                              3,951         4,071
    3.125%, 06/25/25 (B)                             12,875        13,648
    2.575%, 11/25/14 (B)                            441,609       448,901
    2.000%, 06/25/31 (B)                          1,072,641     1,117,214
    1.750%, 03/25/31 (B)                          1,055,974     1,094,383
    1.625%, 04/25/16 (B)                              8,725         8,678
    1.625%, 10/25/18 (B)                             74,428        74,373
    1.400%, 09/25/32 (B)                            811,017       831,534
    1.375%, 07/25/17 (B)                             27,334        27,614
    1.375%, 09/25/17 (B)                              4,147         4,191
    1.250%, 10/25/13 (B)                            383,678       383,719
    1.250%, 01/25/14 (B)                              1,220         1,220
    1.250%, 03/25/17 (B)                              8,211         8,276
    1.250%, 11/25/17 (B)                            163,964       165,386
    1.250%, 12/25/17 (B)                            171,986       173,495
    1.250%, 02/25/18 (B)                            475,149       480,381
    1.250%, 04/25/18 (B)                            104,127       105,081
    1.250%, 05/25/18 (B)                            108,752       109,758
    1.250%, 06/25/19 (B)                             63,429        64,001
    1.250%, 07/25/25 (B)                            894,152       897,405
    1.125%, 03/25/13 (B)                             19,567        19,548
    1.000%, 08/25/18 (B)                            269,148       270,348
    1.000%, 09/25/21 (B)                            358,210       360,538

THE ADVISORS' INNER CIRCLE FUND                      USFS FUNDS
                                                     LIMITED DURATION
                                                     GOVERNMENT FUND
                                                     SEPTEMBER 30, 2011
                                                     (UNAUDITED)

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- 22.0% (CONTINUED)
--------------------------------------------------------------------------------
                                                 FACE
DESCRIPTION                                  AMOUNT/SHARES       VALUE
--------------------------------------------------------------------------------
    1.000%, 11/25/24 (B)                        $    317,502 $    320,105
    1.000%, 10/25/31 (B)                             946,643      957,741
    0.950%, 01/25/19 (B)                              26,683       26,798
    0.875%, 10/25/21 (B)                             143,280      144,018
    0.875%, 01/25/25 (B)                             179,965      180,952
    0.800%, 05/25/18 (B)                           1,001,962    1,003,344
    0.750%, 11/25/20 (B)                             467,178      467,833
    0.740%, 03/25/25 (B)                             382,819      383,458
    0.720%, 04/25/28 (B)                             613,222      614,296
    0.700%, 02/25/30 (B)                             391,554      392,102
    0.625%, 03/25/30 (B)                             341,744      341,311
    0.600%, 09/25/30 (B)                             620,324      618,996
    0.570%, 09/25/31 (B)                             558,603      556,799
    0.570%, 11/25/31 (B)                             530,167      528,455
    0.538%, 01/25/27 (B)                             695,696      694,644
                                                               ----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
    (Cost $14,049,701)                                         14,183,766
                                                               ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.8%
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)
    4.770%, 09/20/12                                 935,402      968,056
    4.720%, 09/20/12                               1,037,617    1,074,763
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
    5.250%, 05/15/17                                 523,534      548,568
    4.000%, 04/01/14                                  54,692       55,918
    4.000%, 05/01/14                                 520,591      540,168
    4.000%, 10/15/16                                 116,011      117,043
    3.500%, 11/01/25                               1,794,415    1,872,341
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    5.500%, 12/25/14                                 697,828      728,424
    4.500%, 05/01/14                                 270,690      287,046
    4.500%, 09/25/20                                 127,004      129,414
    2.500%, 07/25/24                               1,314,426    1,342,234
    0.713%, 03/25/27 (B)                           1,051,442    1,041,963
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
    4.500%, 08/20/19                                 225,498      243,101
    4.000%, 12/15/18                                 183,574      197,498
    2.500%, 12/16/25                               1,907,349    1,972,583
NATIONAL CREDIT UNION ADMINISTRATION (NCUA)
    1.840%, 10/07/20                                 660,580      668,890
    1.600%, 10/29/20                                 922,316      931,520
                                                               ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
    (Cost $12,533,389)                                         12,719,530
                                                               ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.8%
--------------------------------------------------------------------------------

U.S. TREASURY NOTE
    0.250%, 09/15/14 (Cost $498,735)                 500,000      497,540

--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 2.2%
--------------------------------------------------------------------------------

SEI Daily Income Trust Government Fund,
 Cl A, 0.050% (C) (Cost $1,403,792)                1,403,792    1,403,792
                                                               ----------
TOTAL INVESTMENTS-- 94.0%
    (Cost $60,217,807)+                                      $ 60,510,630
                                                               ----------

THE ADVISORS' INNER CIRCLE FUND                      USFS FUNDS
                                                     LIMITED DURATION
                                                     GOVERNMENT FUND
                                                     SEPTEMBER 30, 2011
                                                     (UNAUDITED)

Percentages are based on Net Assets of $64,409,958.

(A) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2011. The coupon on a step bond changes on a specified date.
(B) Variable rate security - Rate disclosed is the rate in effect on September 30, 2011.
(C)   The rate reported is the 7-day effective yield as of September 30, 2011.
+ At September 30, 2011, the tax basis cost of the Fund's investments was $60,217,807 and the unrealized appreciation and depreciation were $346,003 and ($53,180), respectively.
CL -- CLASS

The summary of inputs used as of September 30, 2011, in valuing the Fund's investments carried at fair value is as follows:

INVESTMENTS IN SECURITIES                           LEVEL 1         LEVEL 2        LEVEL 3        TOTAL
                                                  ---------------------------------------------------------
  U.S. Government Agency Obligations              $      --   $   31,706,002    $     --     $   31,706,002
  Small Business Administration (SBA)                    --       14,183,766          --         14,183,766
  U.S. Government Agency Mortgage-Backed
   Obligations                                           --       12,719,530          --         12,719,530
  U.S. Treasury Obligation                               --          497,540          --            497,540
  Short Term Investment                            1,403,792             --           --          1,403,792
                                                  ---------------------------------------------------------
Total Investments in Securities                   $1,403,792  $   59,106,838    $     --     $   60,510,630
                                                  =========================================================

For the period ending September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2011, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND                      USFS FUNDS
                                                     TACTICAL ASSET
                                                     ALLOCATION FUND
                                                     SEPTEMBER 30, 2011
                                                     (UNAUDITED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 39.5%
--------------------------------------------------------------------------------

DESCRIPTION                                          SHARES     VALUE
--------------------------------------------------------------------------------
POWERSHARES DB US DOLLAR                              15,000 $    334,650
SPDR S&P DIVIDEND                                      9,000      437,310
SPDR TRUST SERIES 1                                   42,540    4,814,252
TECHNOLOGY SELECT SECTOR SPDR                          4,795      113,018
THE ENERGY SELECT SECTOR SPDR                         11,515      674,664
ULTRA SHORT LEHMAN 20+ YEAR PROSHARES                 20,000      388,800
VANGUARD MSCI EMERGING MARKETS                        36,443    1,307,939
                                                                ---------
TOTAL EXCHANGE TRADED FUNDS
    (Cost $9,098,071)                                           8,070,633
                                                                ---------

--------------------------------------------------------------------------------
COMMON STOCK -- 52.5%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.7%
HARTE-HANKS                                           26,500      224,720
HOME DEPOT                                            15,000      493,050
LEGGETT & PLATT                                       10,800      213,732
STAPLES                                               16,600      220,780
                                                                ---------
                                                                1,152,282
                                                                ---------
CONSUMER STAPLES -- 8.9%
ALTRIA GROUP                                           9,560      256,304
COCA-COLA                                              8,700      587,772
KIMBERLY-CLARK                                         7,600      539,676
REYNOLDS AMERICAN                                     11,550      432,894
                                                                ---------
                                                                1,816,646
                                                                ---------
ENERGY -- 3.4%
EL PASO PIPELINE PARTNERS                             11,050      391,943
ENERGY TRANSFER PARTNERS                               7,280      298,553
                                                                ---------
                                                                  690,496
                                                                ---------
FINANCIALS -- 3.4%
HCP                                                    9,980      349,899
HEALTH CARE REIT                                       7,215      337,662
                                                                ---------
                                                                  687,561
                                                                ---------
HEALTH CARE -- 2.8%
BRISTOL-MYERS SQUIBB                                  18,500      580,530
                                                                ---------
INDUSTRIALS -- 5.1%
3M                                                     5,900      423,561
EMERSON ELECTRIC                                       4,800      198,288
GENERAL DYNAMICS                                       7,400      420,986
                                                                ---------
                                                                1,042,835
                                                                ---------
INFORMATION TECHNOLOGY -- 5.8%
AUTOMATIC DATA PROCESSING                             11,000      518,650
MICROSOFT                                             18,500      460,465
MOLEX                                                 12,400      209,312
                                                                ---------
                                                                1,188,427
                                                                ---------
TELECOMMUNICATION SERVICES -- 3.7%
CENTURYLINK                                            4,600      152,352
FRONTIER COMMUNICATIONS                               41,920      256,131
WINDSTREAM                                            29,300      341,638
                                                                ---------
                                                                  750,121
                                                                ---------

THE ADVISORS' INNER CIRCLE FUND                      USFS FUNDS
                                                     TACTICAL ASSET
                                                     ALLOCATION FUND
                                                     SEPTEMBER 30, 2011
                                                     (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES     VALUE
--------------------------------------------------------------------------------

UTILITIES -- 13.7%
DUKE ENERGY                                           19,790 $    395,602
PINNACLE WEST CAPITAL                                  8,650      371,431
PORTLAND GENERAL ELECTRIC                             17,470      413,864
PROGRESS ENERGY                                        8,010      414,277
SOUTHERN                                               9,420      399,126
UIL HOLDINGS                                          12,850      423,151
WESTAR ENERGY                                         14,620      386,260
                                                               ----------
                                                                2,803,711
                                                               ----------
TOTAL COMMON STOCK
    (Cost $10,183,292)                                         10,712,609
                                                               ----------
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 7.8%
--------------------------------------------------------------------------------

SEI Daily Income Trust Government Fund,
 Cl A, 0.050% (A) (Cost $1,593,193)                1,593,193    1,593,193
                                                               ----------
TOTAL INVESTMENTS-- 99.8%
    (Cost $20,874,556)+                                      $ 20,376,435
                                                               ----------

Percentages are based on Net Assets of $20,410,156.

(A)     The rate reported is the 7-day effective yield as of September 30, 2011.
+ At September 30, 2011, the tax basis cost of the Fund's investments was $20,874,556 and the unrealized appreciation and depreciation were $918,149 and ($1,416,270), respectively.
CL --   CLASS
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
REIT -- REAL ESTATE INVESTMENT TRUST
S&P --  STANDARD & POOR'S
SPDR--  STANDARD & POOR'S DEPOSITARY RECEIPT

As of September 30, 2011, all of the Fund's investments were considered Level 1 securities; there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2011, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0400

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie
                                                 President

Date: November 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                           /s/ Michael Beattie
                                                   -----------------------------
                                                   Michael Beattie
                                                   President

Date: November 28, 2011


By (Signature and Title)                           /s/ Michael Lawson
                                                   -----------------------------
                                                   Michael Lawson
                                                   Treasurer, Controller & CFO

Date: November 28, 2011